Net Operating Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Net operating revenue

Note 20. Net operating revenue

The Group recognizes operating revenue from its B2B SaaS platform where revenues are disaggregated as SaaS platform subscription services, data analytics service, and set-up and other services. Revenues are recorded net of applicable municipal service taxes (ISS) and federal vat (PIS and COFINS) taxes, as well as contract cancellations and returns.

Below is a summary of net operating revenue for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Gross operating revenue	206,739	181,725	135,643
Revenue deductions:
Cancellations and returns	(1,777)	(1,353)	(1,822)
Taxes on services	(11,680)	(11,387)	(9,276)
Total revenue deductions	(13,457)	(12,740)	(11,098)
Net operating revenue	193,282	168,985	124,545

Disaggregation of net operating revenue for the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Platform subscription service	187,109	158,678	114,556
Cancellations, returns and taxes on services	(11,989)	(10,692)	(9,004)
Revenue from platform subscription service	175,120	147,986	105,552
Data analytics service	10,650	13,422	15,644
Cancellations, returns and taxes on services	(1,062)	(1,478)	(1,760)
Revenue from data analytics service	9,588	11,944	13,884
Set-up and service	7,593	8,661	4,733
Cancellations, returns and taxes on services	(326)	(514)	(307)
Revenue from set-up and service	7,267	8,147	4,426
Other revenue	1,386	963	710
Cancellations, returns and taxes on services	(79)	(55)	(27)
Other revenue	1,307	908	683
Total net operating revenue	193,282	168,985	124,545

Contract assets and deferred revenue related to contracts with customers

The Group has recognized the following contract assets (included within trade accounts receivable) and deferred revenue related to contracts with customers.

The contract asset activity as of December 31, 2024, 2023, and 2022, is as follows:

At January 1, 2022	3,057
Decrease from transfers to accounts receivable	(3,057)
Increase from changes based on work in progress	2,272
At December 31, 2022	2,272
Decrease from transfers to accounts receivable	(2,272)
Increase from changes based on work in progress	4,862
At December 31, 2023	4,862
Decrease from transfers to accounts receivable	(4,798)
Increase from changes based on work in progress	4,672
At December 31, 2024	4,736

The deferred revenue activity as of December 31, 2024, 2023, and 2022, is as follows:

At January 1, 2022	4,368
Increase in deferred revenue in the current year	9,566
Revenue recognized during the current year	(10,113)
At December 31, 2022	3,821
Increase in deferred revenue in the current year	9,845
Revenue recognized during the current year	(10,521)
At December 31, 2023	3,145
Increase in deferred revenue in the current year	24,095
Revenue recognized during the current year	(23,501)
At December 31, 2024	3,739

Deferred revenue is allocated to remaining performance obligations and represents contracted revenue that has not yet been recognized, including unearned revenue and amounts that have been invoiced and will be recognized as revenue in future periods. The Company expects to recognize all revenue over the next 12 months and is classified as other current liabilities in the consolidated statement of financial position.